Operating lease receivables - Net (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Disclosure of maturity analysis of operating lease receivables	The aging profile of operating lease receivables as of the dates indicated below are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

0-30 days	$8,091,816	$3,926,519	$9,338,540
30-60 days	19,157	12,684	335,498
60-90 days	46,649	109,356	146,708
Over 90 days	612,257	632,461	280,086

Total	$8,769,879	$4,681,020	$10,100,832

Disclosure of expected credit losses
The following table shows the movement in the allowance for expected credit losses that has been recognized for the lease receivable:

	December 31, 2025	December 31, 2024	December 31, 2023

Balance as of January 1	$2,042,188	$2,536,893	$1,916,124
Increase in loss allowance arising from new financial assets recognized in the year	1,051,920	1,652,716	1,615,852
Decrease in loss allowance from derecognition of financial assets in the year	(2,063,723)	(2,147,421)	(995,083)

Balance as of December 31, 2025	$1,030,385	$2,042,188	$2,536,893

Schedule of Maturity Analysis of Lease Liability
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Not later than 1 year	$262,387,963	$245,419,836	$204,723,974
Later than 1 year and not later than 2 years	232,726,281	219,689,252	185,428,586
Later than 2 years and not later than 3 years	205,507,984	188,993,507	159,216,035
Later than 3 years and not later than 4 years	174,301,343	159,770,222	131,910,956
Later than 4 years and not later than 5 years	142,297,376	129,818,124	109,066,450
Later than 5 years	332,774,369	322,152,884	273,646,065

	$1,349,995,316	$1,265,843,825	$1,063,992,066
Maturity analysis of lease liabilities:

Finance lease liabilities	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023

Less than 1 year	$717,288	$445,054	$662,388
Later than 1 year and not later than 5 years	864,080	161,166	301,099
	1,581,368	606,220	963,487
Less: future finance cost	(125,322)	(48,104)	(65,836)

Total lease liability	$1,456,046	$558,116	$897,651

Lease - short term	$641,300	$408,373	$607,481
Lease liabilities- long term	814,746	149,743	290,170

Total lease liability	$1,456,046	$558,116	$897,651

Disclosure of prepayments and other assets	Prepaid expenses and other current assets

	December 31, 2025	December 31, 2024	December 31, 2023

Advance payments (1)	$—	$—	$19,308,297
Other accounts receivable	1,644,252	814,508	328,082
Property expenses	1,486,890	498,874	1,638,607
Prepaid expenses	1,010,115	806,163	24,406

	$4,141,257	$2,119,545	$21,299,392
1)During the second quarter of 2022 the Entity entered into an agreement for the procurement, and permissioning under certain conditions to acquire several plots of land; if the conditions were met within a period of 18 months, or an additional 18-month extension, the advance payment would be considered part of the final transaction price; otherwise approximately $1 millin would be forfeited and expensed; As of December 31, 2024, the amount was recovered.